Income Taxes - Net deferred income tax asset (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred taxes:
Net operating loss carryforwards	$ 90,842	$ 96,378
Research and development credit carryforwards	13,603	13,404
Stock-based compensation	4,071	4,107
Accruals	352	414
Right-of-use asset	(508)	(742)
Lease liability	559	934
Capitalized start-up costs	775	855
Other	20	10
Gross deferred tax asset	109,714	115,360
Less: valuation allowance	(109,714)	(115,360)
Net deferred tax asset	$ 0	$ 0